Quarterly Holdings Report
for
Fidelity® Environment and Alternative Energy Fund
November 30, 2022
ENV-NPRT3-0123
1.810704.118
Common Stocks - 99.9%
	Shares	Value ($)
Aerospace & Defense - 0.5%
Aerospace & Defense - 0.5%
BWX Technologies, Inc.	22,600	1,376,114
Woodward, Inc.	14,530	1,391,974
		2,768,088
Automobiles - 6.8%
Automobile Manufacturers - 6.8%
Tesla, Inc. (a)	178,980	34,847,406
Building Products - 3.9%
Building Products - 3.9%
Owens Corning	54,020	4,799,137
The AZEK Co., Inc. (a)	134,380	2,598,909
Trane Technologies PLC	69,800	12,453,716
		19,851,762
Chemicals - 8.1%
Industrial Gases - 7.7%
Linde PLC	116,290	39,129,259
Specialty Chemicals - 0.4%
Aspen Aerogels, Inc. (a)(b)	176,440	2,127,866
TOTAL CHEMICALS		41,257,125
Commercial Services & Supplies - 6.3%
Environmental & Facility Services - 6.3%
Clean Harbors, Inc. (a)	29,590	3,550,800
Tetra Tech, Inc.	29,700	4,591,323
Waste Management, Inc.	142,320	23,869,910
		32,012,033
Construction & Engineering - 2.4%
Construction & Engineering - 2.4%
AECOM	98,300	8,355,500
Quanta Services, Inc.	24,780	3,714,026
		12,069,526
Containers & Packaging - 1.6%
Metal & Glass Containers - 1.6%
Ball Corp.	148,390	8,321,711
Electric Utilities - 3.0%
Electric Utilities - 3.0%
ORSTED A/S (c)	58,500	5,122,283
PG&E Corp. (a)	647,250	10,161,825
		15,284,108
Electrical Equipment - 7.4%
Electrical Components & Equipment - 6.7%
Acuity Brands, Inc.	19,300	3,633,997
ChargePoint Holdings, Inc. Class A (a)(b)	75,980	943,672
Eaton Corp. PLC	117,410	19,190,665
Fluence Energy, Inc. (a)(b)	139,180	2,391,112
Hubbell, Inc. Class B	15,800	4,014,148
Plug Power, Inc. (a)(b)	63,690	1,016,492
Sunrun, Inc. (a)	105,410	3,434,258
		34,624,344
Heavy Electrical Equipment - 0.7%
Bloom Energy Corp. Class A (a)(b)	96,400	2,052,356
NuScale Power Corp. (a)(b)	129,300	1,409,370
		3,461,726
TOTAL ELECTRICAL EQUIPMENT		38,086,070
Electronic Equipment & Components - 0.8%
Electronic Equipment & Instruments - 0.8%
Badger Meter, Inc.	12,300	1,424,586
Itron, Inc. (a)	53,600	2,850,448
		4,275,034
Energy Equipment & Services - 0.8%
Oil & Gas Equipment & Services - 0.8%
Baker Hughes Co. Class A	144,600	4,196,292
Equity Real Estate Investment Trusts (REITs) - 4.3%
Industrial REITs - 4.3%
Prologis (REIT), Inc.	186,290	21,943,099
Independent Power and Renewable Electricity Producers - 5.8%
Independent Power Producers & Energy Traders - 3.6%
RWE AG	214,500	9,442,503
The AES Corp.	312,980	9,051,382
		18,493,885
Renewable Electricity - 2.2%
Adani Green Energy Ltd. (a)	103,270	2,710,121
Brookfield Renewable Corp.	195,320	6,369,385
Energy Absolute PCL NVDR	742,250	2,051,638
		11,131,144
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		29,625,029
IT Services - 6.0%
IT Consulting & Other Services - 6.0%
IBM Corp.	207,930	30,960,777
Life Sciences Tools & Services - 9.4%
Life Sciences Tools & Services - 9.4%
Agilent Technologies, Inc.	39,740	6,158,905
Danaher Corp.	152,930	41,812,591
		47,971,496
Machinery - 5.1%
Agricultural & Farm Machinery - 1.8%
Deere & Co.	20,120	8,872,920
Construction Machinery & Heavy Trucks - 2.6%
Cummins, Inc.	53,622	13,467,702
Industrial Machinery - 0.7%
Chart Industries, Inc. (a)	5,970	853,650
Timken Co.	36,100	2,742,878
		3,596,528
TOTAL MACHINERY		25,937,150
Metals & Mining - 0.6%
Diversified Metals & Mining - 0.6%
Lynas Rare Earths Ltd. (a)	500,804	2,970,783
Oil, Gas & Consumable Fuels - 1.8%
Oil & Gas Exploration & Production - 1.0%
Denbury, Inc. (a)	54,850	4,923,336
Oil & Gas Refining & Marketing - 0.8%
Neste OYJ	80,000	4,129,328
TOTAL OIL, GAS & CONSUMABLE FUELS		9,052,664
Semiconductors & Semiconductor Equipment - 11.9%
Semiconductor Equipment - 3.6%
AEHR Test Systems (a)(b)	26,810	698,937
Enphase Energy, Inc. (a)	37,230	11,935,566
SolarEdge Technologies, Inc. (a)	19,890	5,944,325
		18,578,828
Semiconductors - 8.3%
Allegro MicroSystems LLC (a)	114,910	3,578,297
Analog Devices, Inc.	137,710	23,673,726
First Solar, Inc. (a)	3,130	540,019
onsemi (a)	164,800	12,392,960
Wolfspeed, Inc. (a)	22,620	2,056,610
		42,241,612
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		60,820,440
Software - 13.4%
Systems Software - 13.4%
Microsoft Corp.	268,340	68,464,270
TOTAL COMMON STOCKS (Cost $447,009,232)		510,714,863

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
Textiles, Apparel & Luxury Goods - 0.1%
Textiles - 0.1%
CelLink Corp. Series D (d)(e) (Cost $295,699)	14,200	224,076

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 3.86% (f)(g) (Cost $8,161,325)	8,160,509	8,161,325

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $455,466,256)	519,100,264
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(7,998,582)
NET ASSETS - 100.0%	511,101,682

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,122,283 or 1.0% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $224,076 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	295,699

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	620,575	56,889,448	57,510,023	35,215	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	1,297,050	61,124,263	54,259,988	44,457	-	-	8,161,325	0.0%
Total	1,917,625	118,013,711	111,770,011	79,672	-	-	8,161,325

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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